UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

 Investment Company Act file number                   811-07360

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 Monetta Trust

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 (Exact name of registrant as specified in charter)

 1776-A S. Naperville Road, Suite 100, Wheaton, IL   60189

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 (Address of principal executive offices)          (Zip code)

 Monetta Financial Services, Inc.

 1776-A S. Naperville Road, Suite 100, Wheaton, IL  60189

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 (Name and address of agent for service)

 Registrant's telephone number, including area code: (630) 462-9800

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 Date of fiscal year end:  December 31

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Date of reporting period:  July 1, 2008 - June 30, 2009

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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than

August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the

Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory,

disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

SEC 2451 (4-03)    Persons who are to respond to the collection of information contained in this form are not required to respond unless

                   the form displays a currently valid OMB control number.

Item 1. Proxy Voting Record:

Appended hereto as Exhibit A is the following information for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2009 with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP")

    number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

Exhibit A

ICA File Number:   811-07360

Reporting Period:  07/01/2008 – 06/30/2009

Monetta Trust

Monetta Trust Mid-Cap Equity Fund

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	DESCRIPTION OF VOTE	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Yingli Green Energy Holding Co. Ltd.	YGE	98584B103	Annual	08/04/2008	1) Adopt Annual Report for Year Ended 12/31/2007	MGMT	FOR	FOR
					2) Adopt Audited Consolidated Financial Statements for the Fiscal Year Ended 12/31/2007	MGMT	FOR	FOR
					3A) Re-Elect Director – George Jian Chuang	MGMT	FOR	FOR
					3B) Elect Director – Ming Huang	MGMT	FOR	FOR
					3C) Elect Director – Junmin Liu	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
Illumina, Inc.	ILMN	452327109	Special	09/09/2008	1) Amend Certificate of Incorporation	MGMT	FOR	FOR
Global Payments, Inc.	GPN	37940X102	Annual	09/26/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
Visa, Inc. – CL A	V	92826C839	Special	10/14/2008	1) Approve Amendments to Certificate of Incorporation, Eliminating Unnecessary Provisions and Synchronizing Director Terms with Annual Meeting Schedule	MGMT	FOR	FOR
Cal-Maine Foods, Inc.	CALM	128030202	Annual	10/02/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend Certificate of Incorporation, Equal Dividends per Share for Common and Class A Common Stock	MGMT	FOR	FOR
					3) Shareholder Proposal – Adopt Resolution Proposed by the Humane Society of the United States	SHDLR	AGAINST	AGAINST
Synaptics, Inc.	SYNA	87157D109	Annual	10/21/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Immucor, Inc.	BLUD	452526106	Annual	11/13/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Visa, Inc.	V	92826C839	Special	12/16/2008	1) Approve Amendments to Certificate of Incorporation – Make Clarifying Modifications	MGMT	FOR	FOR
Baidu.com	BIDU	056752108	Annual	12/16/2008	1) Repurchase of Company Shares	MGMT	FOR	FOR
					2) Amend Articles of Association	MGMT	FOR	FOR
					3) Change of Company Name	MGMT	FOR	FOR
					4) Adopt Amended/Restated Articles of Association	MGMT	FOR	FOR
					5) Amend 2000 Option Plan	MGMT	FOR	FOR
					6) Adopt 2008 Share Incentive Plan	MGMT	FOR	FOR
Jacobs Engineering Group, Inc.	JEC	469814107	Annual	01/22/2009	1A) Election 0f Director – J.R. Bronson	MGMT	FOR	FOR
					1B) Election of Director – Thomas M.T. Niles	MGMT	FOR	FOR
					1C) Election of Director – N.G. Watson	MGMT	FOR	FOR
					1D) Election of Director – J.F. Coyne	MGMT	FOR	FOR
					2) Approve Amended/Restated 1989 Employee Stock Purchase Plan	MGMT	FOR	FOR
					3) Approve Amended/Restated 1999 Stock Incentive Plan	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Commercial Metals Co.	CMC	201723103	Annual	01/22/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Additions to Written Non-Discrimination Policy	SHDLR	AGAINST	AGAINST
Foster Wheeler Ltd.	FWLT	G36535139	Special	01/27/2009	1) Approve Proposed Changes in Proxy Statement	MGMT	FOR	FOR
					2) Adjourn Meeting to Solicit Proxies, if Required	MGMT	FOR	FOR
Varian Medical Systems, Inc.	VAR	92220P105	Annual	02/12/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment to Amended and Restated 2005 Omnibus Stock Plan	MGMT	FOR	FOR
					3) Approve Management Incentive Plan	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Apple, Inc.	AAPL	037833100	Annual	02/25/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Shareholder Proposal – Political Contributions	SHDLR	AGAINST	AGAINST
					3) Shareholder Proposal – Adoption of Principles for Healthcare Reform	SHDLR	AGAINST	AGAINST
					4) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Advisory Vote on Compensation	SHDLR	AGAINST	AGAINST
United States Steel Corp.	X	912909108	Annual	04/28/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

CF Industries Holdings, Inc.	CF	125269100	Annual	04/21/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve 2009 Equity and Incentive Plan	MGMT	FOR	FOR
FMC Corp.	FMC	302491303	Annual	04/28/2009	1A) Election of Class II Director – Patricia A. Buffler	MGMT	FOR	FOR
					1B) Election of Class II Director – G. Peter D’Aloia	MGMT	FOR	FOR
					1C) Election of Class II Director – C. Scott Greer	MGMT	FOR	FOR
					1D) Election of Class II Director – Paul J. Norris	MGMT	FOR	FOR
					1E) Election of Class III Director – D.A. Kempthorne	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Bucyrus Int’l, Inc.	BUCY	118759109	Annual	04/23/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Foster Wheeler AG	FWLT	H27178104	Annual	05/06/2009	1A) Election of Director – Robert C. Flexon	MGMT	FOR	FOR
					1B) Election of Director – Maureen B. Tart-Bezer	MGMT	FOR	FOR
					1C) Election of Director – James D. Woods	MGMT	FOR	FOR
					2) Re-Election of Independent Auditor	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					4) Instruct Appointed Proxies to Vote on Other Matters Raised at the General Meeting	MGMT	FOR	FOR
Covance, Inc.	CVD	222816100	Annual	05/07/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Annual Report Pertaining to Citations under the Animal Welfare Act	SHDLR	AGAINST	AGAINST
Mylan, Inc.	MYL	628530107	Annual	05/07/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment to Articles of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					3) Approve Amendment to 2003 Long-Term Incentive Plan	MGMT	FOR	FOR
					4) Approve Amendment to Corporate By Laws Regarding Voting in Uncontested Director Elections	MGMT	FOR	FOR
					5) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Southwestern Energy Co.	SWN	845469107	Annual	05/15/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Illumina, Inc.	ILMN	452327109	Annual	05/08/2009	1A) Election of Director – A. Blaine Bowman	MGMT	FOR	FOR
					1B) Election of Director – Karin Eastham	MGMT	FOR	FOR
					1C) Election of Director – Jay T. Flatley	MGMT	FOR	FOR
					1D) Election of Director – William H. Rastetter	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR

Flowserve Corp.	FLS	34354P105	Annual	05/14/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Adoption of Equity and Incentive Compensation Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
National Oilwell-Varco, Inc.	NOV	637071101	Annual	05/13/2009	1A) Election of Director – Merrill A. Miller, Jr.	MGMT	FOR	FOR
					1B) Election of Director – Greg L. Armstrong	MGMT	FOR	FOR
					1C) Election of Director – David D. Harrison	MGMT	FOR	FOR
					2) Ratification of Independent Auditors	MGMT	FOR	FOR
					3) Approve Amendment to Long-Term Incentive Plan	MGMT	FOR	FOR
Diamond Offshore Drilling, Inc.	DO	25271C102	Annual	05/19/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
Ultra Petroleum Corp.	UPL	903914109	Annual	05/21/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Climate Change	SHDLR	AGAINST	AGAINST
					4) Transact Such Other Business as May Properly be Brought Before the Board	MGMT	FOR	FOR
AMR Corp.	AMR	001765106	Annual	05/20/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					3) Approve 2009 Long-Term Incentive Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Cumulative Voting for the Election of Directors	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Relating to Special Shareholder Meetings	SHDLR	AGAINST	AGAINST
Ross Stores, Inc.	ROST	778296103	Annual	05/20/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
VMWare, Inc.	VMW	928563402	Annual	05/27/2009	2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					3) Approve Amendment to 2007 Equity and Incentive Plan	MGMT	FOR	FOR
Las Vegas Sands Corp.	LVS	517834107	Annual	06/10/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
Quanta Services, Inc.	PWR	74762E102	Annual	05/21/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Aeropostale, Inc.	ARO	007865108	Annual	06/18/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR

Delta Airlines, Inc.	DAL	247361702	Annual	06/22/2009	1A) Election of Director – Richard H. Anderson	MGMT	FOR	FOR
					1B) Election of Director – Roy J. Bostock	MGMT	FOR	FOR
					1C) Election of Director – John S. Brinzo	MGMT	FOR	FOR
					1D) Election of Director – Daniel A. Carp	MGMT	FOR	FOR
					1E) Election of Director – John M. Engler	MGMT	FOR	FOR
					1F) Election of Director – Mickey P. Foret	MGMT	FOR	FOR
					1G) Election of Director – David R. Goode	MGMT	FOR	FOR
					1H) Election of Director – Paula R. Reynolds	MGMT	FOR	FOR
					1I) Election of Director – Kenneth C. Rogers	MGMT	FOR	FOR
					1J) Election of Director – Rodney E. Slater	MGMT	FOR	FOR
Delta Airlines, Inc. (cont’d)	DAL	247361702	Annual	06/22/2009	1K) Election of Director – Douglas M. Steenland	MGMT	FOR	FOR
					1L) Election of Director – Kenneth B. Woodrow	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Cumulative Voting in the Election of Directors	SHDLR	AGAINST	AGAINST
Petrohawk Energy Corp.	HK	716495106	Annual	06/18/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment to Certificate of Incorporation, Increase Authorized Share	MGMT	FOR	FOR
					3) Approve Amendment to 2004 Employee Stock Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
					4) Approve Amendment to 2004 Non-Employee Director Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
					5) Approve Amendment to Certificate of Incorporation, Allow Board of Directors to Amend By Laws	MGMT	FOR	FOR
					6) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Marvell Technology Group Ltd	MRVL	G5876H105	Annual	07/10/2009	1A) Election of Director – Dr. Sehat Sutardja	MGMT	FOR	FOR
					1B) Election of Director – Dr. Pantas Sutardja	MGMT	FOR	FOR
					2) Re-Appoint Independent Auditors and Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Electronic Arts, Inc.	ERTS	285512109	Annual	07/29/09	1A) Election of Director – Leonard S. Coleman	MGMT	FOR	FOR
					1B) Election of Director – Jeffrey T. Huber	MGMT	FOR	FOR
					1C) Election of Director – Gary M. Kusin	MGMT	FOR	FOR
					1D) Election of Director – Geraldine B. Laybourne	MGMT	FOR	FOR
					1E) Election of Director – Gregory B. Maffei	MGMT	FOR	FOR
					1F) Election of Director – Vivek Paul	MGMT	FOR	FOR
					1G) Election of Director – L. W. Probst III	MGMT	FOR	FOR
					1H) Election of Director – John S. Riccitiello	MGMT	FOR	FOR
					1I) Election of Director – Richardf A. Simonson	MGMT	FOR	FOR
					1J) Election of Director – Linda J. Srere	MGMT	FOR	FOR
					2) Approve Employee Stock Option Exchange Program	MGMT	FOR	FOR
					3) Approve Amendments to 2000 Equity Incentive Plan	MGMT	FOR	FOR
					4) Approve Amendment to 2000 Employee Stock Purchase Plan	MGMT	FOR	FOR
					5) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR

Monetta Trust Young Investor Fund

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	DESCRIPTION OF VOTE	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Darden Restaurants, Inc.	DRI	237194105	Annual	09/12/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amended 2002 Stock Incentive Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Nike, Inc. – CL B	NKE	654106103	Annual	09/22/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Visa, Inc. – CL A	V	92826C839	Special	10/14/2008	1) Approve Amendments to Certificate of Incorporation, Eliminating Unnecessary Provisions and Synchronizing Director Terms with Annual Meeting Schedule	MGMT	FOR	FOR
The Proctor & Gamble Co.	PG	742718109	Annual	10/14/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend Certificate of Incorporation, Adopt Majority Voting	MGMT	FOR	FOR
					4) Shareholder Proposal – Rotate Site of Annual Meeting	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
Sirius XM Radio, Inc.	SIRI	82967N108	Annual	12/18/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend Certificate of Incorporation, Increase Authorized Shares	MGMT	AGAINST	FOR
					3) Amend Certificate of Incorporation, Effect Reverse Stock Split and Reduce Number of Common Shares Per Proxy Statement	MGMT	AGAINST	FOR
					4) Ratify Appointment of Independent Registered Public Accountant	MGMT	FOR	FOR
Visa, Inc.	V	92826C839	Special	12/16/2008	1) Amend Certificate of Incorporation, Update Certain Provisions	MGMT	FOR	FOR

Apple, Inc.	AAPL	037833100	Annual	02/25/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Shareholder Proposal – Political Contributions	SHDLR	AGAINST	AGAINST
					3) Shareholder Proposal – Adoption of Principles for Healthcare Reform	SHDLR	AGAINST	AGAINST
					4) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Advisory Vote on Compensation	SHDLR	AGAINST	AGAINST
The Walt Disney Co.	DIS	254687106	Annual	03/10/2009	1a) Election of Director – Susan E. Arnold	MGMT	FOR	FOR
					1b) Election of Director – John E. Bryson	MGMT	FOR	FOR
					1c) Election of Director – John S. Chen	MGMT	FOR	FOR
					1d) Election of Director – Judith L. Estrin	MGMT	FOR	FOR
					1e) Election of Director – Robert A. Iger	MGMT	FOR	FOR
					1f) Election of Director – Steven P. Jobs	MGMT	FOR	FOR
The Walt Disney Co. (cont’d)	DIS	254687106	Annual	03/10/2009	1g) Election of Director – Fred H. Langhammer	MGMT	FOR	FOR
					1h) Election of Director – Aylwin B. Lewis	MGMT	FOR	FOR
					1i) Election of Director – Monica C. Lozano	MGMT	FOR	FOR
					1j) Election of Director – Robert W. Matschullat	MGMT	FOR	FOR
					1k) Election of Director – John E. Pepper, Jr.	MGMT	FOR	FOR
					1l) Election of Director – Orin C. Smith	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
					3) Approve Amendment to Amended/Restated 2005 Stock Incentive Plan	MGMT	FOR	FOR
					4) Approve Terms of Amended/Restated 2002 Executive Performance Plan	MGMT	FOR	FOR
					5) Shareholder Proposal – Political Contributions	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Death Benefit Payments	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST

The Coca-Cola Co.	KO	191216100	Annual	04/22/09	1) Election of Director –- Herbert A. Allen	MGMT	FOR	FOR
					2) Election of Director – Ronald W. Allen	MGMT	FOR	FOR
					3) Election of Director – Cathleen P. Black	MGMT	FOR	FOR
					4) Election of Director – Barry Diller	MGMT	FOR	FOR
					5) Election of Director – Alexis M. Herman	MGMT	FOR	FOR
					6) Election of Director – Muhtar Kent	MGMT	FOR	FOR
					7) Election of Director – Donald R. Keough	MGMT	FOR	FOR
					8) Election of Director – M.E. Lagomasino	MGMT	FOR	FOR
					9) Election of Director – Donald F. McHenry	MGMT	FOR	FOR
					10) Election of Director – Sam Nunn	MGMT	FOR	FOR
					11) Election of Director – James D. Robinson III	MGMT	FOR	FOR
					12) Election of Director – Peter V. Ueberroth	MGMT	FOR	FOR
					13) Election of Director – Jacob Wallenberg	MGMT	FOR	FOR
					14) Election of Director – James B. Williams	MGMT	FOR	FOR
					15) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
					16) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					17) Shareholder Proposal – Independent Board Chair	SHDLR	AGAINST	AGAINST
					18) Shareholder Proposal – Board Committee on Human Rights	SHDLR	AGAINST	AGAINST
					19) Shareholder Proposal – Restricted Stock	SHDLR	AGAINST	AGAINST

Visa, Inc.	V	92826C839	Annual	04/21/2009	1A) Election of Class I Director, Until 2011 - Hani Al-Qadi	MGMT	FOR	FOR
					1B) Election of Class I Director, Until 2011 - Charles T. Doyle	MGMT	FOR	FOR
					1C) Election of Class I Director, Until 2011 - Peter Hawkins	MGMT	FOR	FOR
					1D) Election of Class I Director, Until 2011 - David I. McKay	MGMT	FOR	FOR
					1E) Election of Class I Director, Until 2011 - Charles W. Scharf	MGMT	FOR	FOR
					1F) Election of Class I Director, Until 2011 - S. Schulin-Zeuthen	MGMT	FOR	FOR
					2A) Election of Class II Director, Until 2012 - Thomas J. Campbell	MGMT	FOR	FOR
					2B) Election of Class II Director, Until 2012 - Gary P. Coughlin	MGMT	FOR	FOR
					2C) Election of Class II Director, Until 2012 - Mary B. Cranston	MGMT	FOR	FOR
					2D) Election of Class II Director, Until 2012 – F.J. Fernandez-Carbajal	MGMT	FOR	FOR
					2E) Election of Class II Director, Until 2012 – Suzanne N. Johnson	MGMT	FOR	FOR
					2F) Election of Class II Director, Until 2012 – Joseph P. Saunders	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Johnson & Johnson	JNJ	478160104	Annual	04/23/2009	1a) Election of Director –- Mary Sue Coleman	MGMT	FOR	FOR
					1b) Election of Director – James G. Cullen	MGMT	FOR	FOR
					1c) Election of Director – Michael M.E. Johns	MGMT	FOR	FOR
					1d) Election of Director – Arnold G. Langbo	MGMT	FOR	FOR
					1e) Election of Director – Susan L. Lindquist	MGMT	FOR	FOR
					1f) Election of Director – Leo F. Mullin	MGMT	FOR	FOR
					1g) Election of Director – William D. Perez	MGMT	FOR	FOR
					1h) Election of Director – Charles Prince	MGMT	FOR	FOR
					1i) Election of Director – David Satcher	MGMT	FOR	FOR
					1j) Election of Director – William C. Weldon	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST

Google, Inc.	GOOG	38259P508	Annual	05/07/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Amendment to 2004 Stock Plan, Increase Authorized Shares	MGMT	FOR	FOR
					4) Shareholder Proposal – Political Contribution Disclosure	SHDLR	FOR	FOR
					5) Shareholder Proposal – Internet Censorship	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Health Care Reform	SHDLR	AGAINST	AGAINST
Kraft Foods, Inc.	KFT	50075N104	Annual	05/20/2009	1A) Election of Director –- Anjay Banga	MGMT	FOR	FOR
					1B) Election of Director – Myra M. Hart	MGMT	FOR	FOR
					1C) Election of Director – Lois D. Juliber	MGMT	FOR	FOR
					1D) Election of Director – Mark D. Ketchum	MGMT	FOR	FOR
					1E) Election of Director – Richard A. Lerner	MGMT	FOR	FOR
					1F) Election of Director – John C. Pope	MGMT	FOR	FOR
					1G) Election of Director – Frederic G. Reynolds	MGMT	FOR	FOR
					1H) Election of Director – Irene B. Rosenfeld	MGMT	FOR	FOR
					1I) Election of Director – Deborah C. Wright	MGMT	FOR	FOR
					1J) Election of Director – Frank G. Zarb	MGMT	FOR	FOR
					2) Approve Amended/Restated 2005 Performance Incentive Plan	MGMT	FOR	FOR
					3) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					4) Shareholder Proposal – Special Shareholder Meetings	SHDLR	AGAINST	AGAINST
Marvel Entertainment, Inc.	MVL	57383T103	Annual	05/05/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Hasbro, Inc.	HAS	418056107	Annual	05/21/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendments to Restated 2003 Stock Incentive Performance Plan	MGMT	FOR	FOR
					3) Approve 2009 Senior Management Annual Performance Plan	MGMT	FOR	FOR
					4) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Kohl’s Corp.	KSS	500255104	Annual	05/14/2009	1A) Election of Director –- Peter Boneparth	MGMT	FOR	FOR
					1B) Election of Director – Steven A. Burd	MGMT	FOR	FOR
					1C) Election of Director – John F. Herma	MGMT	FOR	FOR
					1D) Election of Director – Dale E. Jones	MGMT	FOR	FOR
					1E) Election of Director – William S. Kellogg	MGMT	FOR	FOR
					1F) Election of Director – Kevin Mansell	MGMT	FOR	FOR
					1G) Election of Director – R. L. Montgomery	MGMT	FOR	FOR
					1H) Election of Director – Frank V. Sica	MGMT	FOR	FOR
					1I) Election of Director – P. M. Sommerhauser	MGMT	FOR	FOR
					1J) Election of Director – Stephanie A. Streeter	MGMT	FOR	FOR

Kohl’s Corp. (cont’d)	KSS	500255104	Annual	05/14/2009	1K) Election of Director – Stephen E. Watson	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Amend Company’s Articles of Incorporation	SHDLR	AGAINST	AGAINST
Chipotle Mexican Grill, Inc.	CMG	169656105	Annual	05/21/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Mastercard, Inc.	MA	57636Q104	Annual	06/09/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendments to Certificate of Incorporation	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
AMR Corp.	AMR	001765106	Annual	05/20/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					3) Approve 2009 Long Term Incentive Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Cumulative Voting for Director Elections	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Special Shareholder Meetings	SHDLR	AGAINST	AGAINST
Target Corp.	TGT	87612E106	Annual	05/28/2009	1) Total Number of Directors Constituting the BOD – 12	MGMT	FOR	FOR
					2A) Election of Director – Mary N. Dillon	MGMT	FOR	FOR
					2B) Election of Director – R. M. Kovacevich	MGMT	FOR	FOR
					2C) Election of Director – George W. Tamke	MGMT	FOR	FOR
					2D) Election of Director – Solomon D. Trujillo	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					4) Approve Performance Measures Available Under Long-Term Incentive Plan	MGMT	FOR	FOR
					5) Shareholder Proposal – Annual Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
McDonald’s Corp.	MCD	580135101	Annual	05/27/2009	1A) Election of Director – Richard A. Eckert	MGMT	FOR	FOR
					1B) Election of Director – E. Hernandez, Jr.	MGMT	FOR	FOR
					1C) Election of Director – Jeanne P. Jackson	MGMT	FOR	FOR
					1D) Election of Director – Andrew J. McKenna	MGMT	FOR	FOR
					2) Approve Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Performance Goals for Certain Qualified Performance-Based Awards Under the Amended/Restated 2001 Omnibus Stock Ownership Plan	MGMT	FOR	FOR
					4) Approve 2009 Cash Incentive Plan	MGMT	FOR	FOR
					5) Shareholder Proposal – Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Use of Cage-Free Eggs	SHDLR	AGAINST	AGAINST

Amazon.Com	AMZN	023135106	Annual	05/28/2009	1A) Election of Director –- Jeffrey P. Bezos	MGMT	FOR	FOR
					1B) Election of Director – Tom A. Alberg	MGMT	FOR	FOR
					1C) Election of Director – John S. Brown	MGMT	FOR	FOR
					1D) Election of Director – L. John Doerr	MGMT	FOR	FOR
					1E) Election of Director – William B. Gordon	MGMT	FOR	FOR
					1F) Election of Director – Alain Monie	MGMT	FOR	FOR
					1G) Election of Director – Thomas O. Ryder	MGMT	FOR	FOR
					1H) Election of Director – P. Q. Stonesifer	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
Wal-Mart Stores, Inc.	WMT	931142103	Annual	06/05/2009	1a) Election of Director –- Aida M. Alvarez	MGMT	FOR	FOR
					1b) Election of Director – James W. Breyer	MGMT	FOR	FOR
					1c) Election of Director – M. Michele Burns	MGMT	FOR	FOR
					1d) Election of Director – James I. Cash, Jr.	MGMT	FOR	FOR
					1e) Election of Director – Roger C. Corbett	MGMT	FOR	FOR
					1f) Election of Director – Douglas N. Daft	MGMT	FOR	FOR
					1g) Election of Director – Michael T. Duke	MGMT	FOR	FOR
					1h) Election of Director – Gregory B. Penner	MGMT	FOR	FOR
					1i) Election of Director – Allen I. Questrom	MGMT	FOR	FOR
					1j) Election of Director – H. Lee Scott, Jr.	MGMT	FOR	FOR
					1k) Election of Director – Arne M. Sorenson	MGMT	FOR	FOR
					1l) Election of Director – Jim C. Walton	MGMT	FOR	FOR
					1m) Election of Director – S. Robson Walton	MGMT	FOR	FOR
					1n) Election of Director – C. J. WIlliams	MGMT	FOR	FOR
					1o) Election of Director – Linda S. Wolf	MGMT	FOR	FOR
					2) Ratify Selection of Independent Accountants	MGMT	FOR	FOR
					3) Shareholder Proposal – Gender Identity Non- Discrimination Policy	SHDLR	AGAINST	AGAINST
					4) Shareholder Proposal - Pay for Superior Performance	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal - Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal - Political Contributions Report	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal - Special Shareholder Meetings	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Incentive Compensation to be Stock Options	SHDLR	FOR	AGAINST

Continental Airlines, Inc.	CAL	210795308	Annual	06/10/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend 2004 Employee Stock Purchase Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					4) Shareholder Proposal – Discontinue Stock Option Grants to Senior Executives	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Reincorporate in ND	SHDLR	AGAINST	AGAINST
Vanguard US Large Cap Growth Index – ETF	VUG	922908736	Special	07/02/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2A) Update and Standardize Fundamental Policies – Purchasing/Selling Real Estate	MGMT	FOR	FOR
					2B) Update and Standardize Fundamental Policies – Issuing Senior Securities	MGMT	FOR	FOR
					2C) Update and Standardize Fundamental Policies – Borrowing Money	MGMT	FOR	FOR
					2D) Update and Standardize Fundamental Policies – Making Loans	MGMT	FOR	FOR
					2E) Update and Standardize Fundamental Policies – Purchasing/Selling Commodities	MGMT	FOR	FOR
					2F) Update and Standardize Fundamental Policies – Concentration of Investments	MGMT	FOR	FOR
					2G) Update and Standardize Fundamental Policies – Eliminate Outdated Fundamental Policies not Required by Law	MGMT	FOR	FOR
					3) Shareholder Proposal – Prevent Investment Holdings that Promote Violations of Human Rights	SHDLR	AGAINST	AGAINST
Vanguard US Large Cap Index – ETF	VV	922908637	Special	07/02/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2A) Update and Standardize Fundamental Policies – Purchasing/Selling Real Estate	MGMT	FOR	FOR
					2B) Update and Standardize Fundamental Policies – Issuing Senior Securities	MGMT	FOR	FOR
					2C) Update and Standardize Fundamental Policies – Borrowing Money	MGMT	FOR	FOR
					2D) Update and Standardize Fundamental Policies – Making Loans	MGMT	FOR	FOR
					2E) Update and Standardize Fundamental Policies – Purchasing/Selling Commodities	MGMT	FOR	FOR
					2F) Update and Standardize Fundamental Policies – Concentration of Investments	MGMT	FOR	FOR
					2G) Update and Standardize Fundamental Policies – Eliminate Outdated Fundamental Policies not Required by Law	MGMT	FOR	FOR

Vanguard Value Index – ETF	VTV	922908744	Special	07/02/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2A) Update and Standardize Fundamental Policies – Purchasing/Selling Real Estate	MGMT	FOR	FOR
					2B) Update and Standardize Fundamental Policies – Issuing Senior Securities	MGMT	FOR	FOR
					2C) Update and Standardize Fundamental Policies – Borrowing Money	MGMT	FOR	FOR
					2D) Update and Standardize Fundamental Policies – Making Loans	MGMT	FOR	FOR
					2E) Update and Standardize Fundamental Policies – Purchasing/Selling Commodities	MGMT	FOR	FOR
					2F) Update and Standardize Fundamental Policies – Concentration of Investments	MGMT	FOR	FOR
					2G) Update and Standardize Fundamental Policies – Eliminate Outdated Fundamental Policies not Required by Law	MGMT	FOR	FOR
					3) Shareholder Proposal – Prevent Investment Holdings that Promote Violations of Human Rights	SHDLR	AGAINST	AGAINST
Sirius XM Radio, Inc.	SIRI	82967N108	Annual	05/27/2009	1a) Election of Director –- Joan L. Ambie	MGMT	FOR	FOR
					1b) Election of Director – Leon D. Black	MGMT	FOR	FOR
					1c) Election of Director – Lawrence F. Gilberti	MGMT	FOR	FOR
					1d) Election of Director – E.W. Hartenstein	MGMT	FOR	FOR
					1e) Election of Director – James P. Holden	MGMT	FOR	FOR
					1f) Election of Director – Chester A. Huber, Jr.	MGMT	FOR	FOR
					1g) Election of Director – Mel Karmazin	MGMT	FOR	FOR
					1h) Election of Director – John W. Mandel	MGMT	FOR	FOR
					1i) Election of Director – James F. Mooney	MGMT	FOR	FOR
					1j) Election of Director – Gary M. Parsons	MGMT	FOR	FOR
					1k) Election of Director – Jack Shaw	MGMT	FOR	FOR
					1l) Election of Director – Jeffrey D. Zients	MGMT	FOR	FOR
					2) Amend Certificate of Incorporation – Increase Authorized Shares	MGMT	FOR	FOR
					3) Amend Certificate of Incorporation – Approve Reverse Stock Split, Prior to 06/30/2010, and Decrease Authorized Shares	MGMT	FOR	FOR
					4) Approve 2009 Long-Term Stock Incentive Plan	MGMT	FOR	FOR
					5) Approve Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					6) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST

Caterpillar, Inc.	CAT	149123101	Annual	06/10/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Annual Election of Directors	SHDLR	AGAINST	AGAINST
					4) Shareholder Proposal – Director Election Majority Vote Standard	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Foreign Military Sales	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Simple Majority Vote	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Independent Compensation Consultant	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Independent Chairman of the Board	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Lobbying Priorities	SHDLR	AGAINST	AGAINST
Yahoo! Inc.	YHOO	984332106	Annual	06/25/2009	1a) Election of Director - Carol Bartz	MGMT	FOR	FOR
					1b) Election of Director – Frank J. Biondi, Jr.	MGMT	FOR	FOR
					1c) Election of Director – Roy J. Bostock	MGMT	FOR	FOR
					1d) Election of Director – Ronald W. Burkle	MGMT	FOR	FOR
					1e) Election of Director – John H. Chapple	MGMT	FOR	FOR
					1f) Election of Director – Eric Hippeau	MGMT	FOR	FOR
					1g) Election of Director – Carl C. Icahn	MGMT	FOR	FOR
					1h) Election of Director – Vyomesh Joshi	MGMT	FOR	FOR
					1i) Election of Director – Arthur H. Kern	MGMT	FOR	FOR
					1j) Election of Director – Mary A. Wilderotter	MGMT	FOR	FOR
					1k) Election of Director – Gary L. Wilson	MGMT	FOR	FOR
					1l) Election of Director – Jarry Yang	MGMT	FOR	FOR
					2) Approve Amendments to Amended/Restated 1995 Stock Plan	MGMT	FOR	FOR
					3) Approve Amendments to Amended/Restated 1996 Employee Stock Purchase Plan	MGMT	FOR	FOR
					4) Ratify Appointment if Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					5) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST

Orion/Monetta Intermediate Bond Fund

There is no proxy voting activity for the fund because the fund’s voting securities did not receive any proxies during the reporting period.

Monetta Government Money Market Fund

There is no proxy voting activity for the fund because the fund did not hold any voting securities during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

(Registrant)              Monetta Trust

             --------------------------------------------------------------

By (Signature and Title)* /s/Robert S. Bacarella

                          -------------------------------------------------

                          Robert S. Bacarella, President

Date: August 25, 2009

      ---------------

* Print the name and title of each signing officer under his or her signature.